SALES (Schedule of Sales by Product and Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Sales to external customers	$ 681,491	$ 599,853
Silver Gold Concentrates [member]
Disclosure of geographical areas [line items]
Sales to external customers	173,871	219,663
Silver Lead Concentrates [member]
Disclosure of geographical areas [line items]
Sales to external customers	50,300	59,755
Zinc Concentrates [member]
Disclosure of geographical areas [line items]
Sales to external customers	53,147	42,990
Gold Dore
Disclosure of geographical areas [line items]
Sales to external customers	405,633	280,255
Provisional pricing adjustments
Disclosure of geographical areas [line items]
Sales to external customers	(1,460)	(2,810)
PERU
Disclosure of geographical areas [line items]
Sales to external customers	102,331	103,544
PERU | Silver Lead Concentrates [member]
Disclosure of geographical areas [line items]
Sales to external customers	50,300	59,755
PERU | Zinc Concentrates [member]
Disclosure of geographical areas [line items]
Sales to external customers	53,147	42,990
PERU | Provisional pricing adjustments
Disclosure of geographical areas [line items]
Sales to external customers	(1,116)
Provisional pricing adjustment		799
MEXICO
Disclosure of geographical areas [line items]
Sales to external customers	173,527	216,054
MEXICO | Silver Gold Concentrates [member]
Disclosure of geographical areas [line items]
Sales to external customers	173,871	219,663
MEXICO | Provisional pricing adjustments
Disclosure of geographical areas [line items]
Sales to external customers	(344)	(3,609)
ARGENTINA
Disclosure of geographical areas [line items]
Sales to external customers	212,092	178,999
ARGENTINA | Gold Dore
Disclosure of geographical areas [line items]
Sales to external customers	212,092	178,999
BURKINA FASO
Disclosure of geographical areas [line items]
Sales to external customers	193,541	101,256
BURKINA FASO | Gold Dore
Disclosure of geographical areas [line items]
Sales to external customers	$ 193,541	$ 101,256